NATIONWIDE

MULTI-FLEX

VARIABLE

ACCOUNT

Annual Report

To

Contract Owners

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Multi-Flex Variable Account:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Multi-Flex Variable Account (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG) (1)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)

Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)

Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)

Guggenheim Variable Funds Trust - Series O (All Cap Value Series) (SBLO)

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)

Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) (SBLV)

Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)

Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG) (1)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1) (1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1) (1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF) (1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

2

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from July 31, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Statement of operations for the period from January 1, 2020 to December 23, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to December 23, 2020 (liquidation) and the year ended December 31, 2019.

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Quality Bond Portfolio: Initial Shares (DQBP)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

3

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ACVB	401,043	$2,905,596	$3,501,106	$-	$3,501,106	$953	$3,500,153	$3,500,153	$-	$3,500,153
ACVCA	365,935	4,927,629	7,051,570	90	7,051,660	-	7,051,660	7,042,763	8,897	7,051,660
ACVIG	268,547	2,424,429	2,760,663	1,137	2,761,800	-	2,761,800	2,761,800	-	2,761,800
DCAP	131,008	5,123,691	6,180,947	-	6,180,947	30	6,180,917	6,164,601	16,316	6,180,917
DSC	713,961	27,199,151	35,455,313	-	35,455,313	563	35,454,750	35,333,268	121,482	35,454,750
DSIF	745,002	27,845,067	47,881,275	2,039	47,883,314	-	47,883,314	47,613,308	270,006	47,883,314
DSRG	416,978	14,343,797	19,698,035	-	19,698,035	1,570	19,696,465	19,676,978	19,487	19,696,465
FC2	98,322	3,208,778	4,594,590	421	4,595,011	-	4,595,011	4,595,011	-	4,595,011
FEIP	1,684,062	35,238,296	40,249,083	4,240	40,253,323	-	40,253,323	40,140,998	112,325	40,253,323
FHIP	1,473,081	8,014,821	7,822,060	-	7,822,060	262	7,821,798	7,811,004	10,794	7,821,798
TIF	648,938	8,379,133	8,806,090	-	8,806,090	774	8,805,316	8,796,160	9,156	8,805,316
SBLD	24,366	335,621	360,371	-	360,371	442	359,929	357,414	2,515	359,929
SBLJ	13,365	754,134	968,411	-	968,411	162	968,249	968,249	-	968,249
SBLN	13,876	405,913	463,605	-	463,605	344	463,261	463,261	-	463,261
SBLO	29,046	921,300	902,167	-	902,167	1,496	900,671	900,671	-	900,671
SBLP	11,948	339,496	328,689	409	329,098	-	329,098	329,098	-	329,098
SBLQ	20,724	828,884	772,814	-	772,814	57	772,757	772,757	-	772,757
SBLV	36,682	2,453,708	2,505,776	-	2,505,776	1,574	2,504,202	2,500,202	4,000	2,504,202
SBLX	21,477	790,543	964,543	-	964,543	647	963,896	963,896	-	963,896
SBLY	18,561	381,958	478,699	-	478,699	23	478,676	478,676	-	478,676
ACEG	24,454	1,309,027	2,178,819	-	2,178,819	446	2,178,373	2,169,795	8,578	2,178,373
AVIE	35,450	1,282,021	1,507,341	32	1,507,373	-	1,507,373	1,507,373	-	1,507,373
IVHS	14,078	379,182	474,290	243	474,533	-	474,533	474,533	-	474,533
IVRE	31,302	511,397	459,832	4	459,836	-	459,836	459,836	-	459,836
JAIG	137,160	4,490,301	5,240,896	-	5,240,896	1,775	5,239,121	5,213,857	25,264	5,239,121
GBF	952,511	10,756,742	10,753,852	311	10,754,163	-	10,754,163	10,747,409	6,754	10,754,163
HIBF	175,134	1,142,617	1,147,129	129	1,147,258	-	1,147,258	1,147,258	-	1,147,258
NVIX	240	2,225	2,495	3	2,498	-	2,498	2,498	-	2,498
NVMLG1	25,440	263,287	227,431	64	227,495	-	227,495	227,495	-	227,495
NVMMG1	759,099	8,316,964	10,513,517	-	10,513,517	13,958	10,499,559	10,447,687	51,872	10,499,559
NVMMV2	2,436,101	24,038,065	18,977,227	-	18,977,227	26,822	18,950,405	18,800,225	150,180	18,950,405
NVNMO1	21,154	217,391	258,925	44	258,969	-	258,969	258,969	-	258,969
NVNSR1	8,635	113,789	121,579	19	121,598	-	121,598	121,598	-	121,598
NVOLG1	341,906	6,060,873	6,441,515	-	6,441,515	56	6,441,459	6,441,459	-	6,441,459
SAM	6,008,087	6,008,087	6,008,087	-	6,008,087	4,224	6,003,863	5,993,799	10,064	6,003,863
TRF	2,903,319	34,067,155	68,315,099	12,578	68,327,677	-	68,327,677	68,110,047	217,630	68,327,677
AMCG	282,947	7,037,645	11,261,278	-	11,261,278	1,162	11,260,116	11,148,060	112,056	11,260,116
PMVRRA	91,525	1,146,733	1,274,025	2,068	1,276,093	-	1,276,093	1,276,093	-	1,276,093
PMVTRA	202,435	2,206,049	2,346,221	4,527	2,350,748	-	2,350,748	2,350,748	-	2,350,748
ROCMC	67,385	697,003	802,554	-	802,554	328	802,226	802,226	-	802,226

Total (unaudited)			$340,057,919	$28,358	$340,086,277	$57,668	$340,028,609	$338,871,233	$1,157,376	$340,028,609

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ACVB	ACVCA	ACVIG	DCAP	DSC	DSIF	DSRG
Reinvested dividends	$4,288,596	38,355	-	50,192	42,835	187,037	674,002	191,252
Mortality and expense risk charges (note 2)	(3,869,779)	(41,723)	(72,669)	(32,524)	(68,397)	(358,236)	(540,253)	(218,677)

Net investment income (loss)	418,817	(3,368)	(72,669)	17,668	(25,562)	(171,199)	133,749	(27,425)

Realized gain (loss) on investments	6,933,423	83,933	92,807	78,718	19,310	93,628	2,515,571	631,764
Change in unrealized gain (loss) on investments	17,554,066	159,324	1,453,831	13,694	696,192	5,423,288	1,522,857	2,868,034

Net gain (loss) on investments	24,487,489	243,257	1,546,638	92,412	715,502	5,516,916	4,038,428	3,499,798

Reinvested capital gains	13,352,980	112,234	596,143	134,684	443,892	-	2,670,253	207,545

Net increase (decrease) in contract owners’ equity resulting from operations	$38,259,286	352,123	2,070,112	244,764	1,133,832	5,345,717	6,842,430	3,679,918

Investment Activity:	FC2	FEIP	FHIP	TIF	SBLD	SBLJ	SBLN	SBLO
Reinvested dividends	$3,201	660,163	381,807	282,640	12,398	12,032	7,851	16,400
Mortality and expense risk charges (note 2)	(52,066)	(462,236)	(96,419)	(99,656)	(4,885)	(10,847)	(6,362)	(10,951)

Net investment income (loss)	(48,865)	197,927	285,388	182,984	7,513	1,185	1,489	5,449

Realized gain (loss) on investments	110,068	1,144,106	14,049	(224,719)	7,672	24,730	31,114	(24,024)
Change in unrealized gain (loss) on investments	1,007,893	(1,198,858)	(214,017)	(238,976)	(11,681)	169,225	(12,162)	(49,747)

Net gain (loss) on investments	1,117,961	(54,752)	(199,968)	(463,695)	(4,009)	193,955	18,952	(73,771)

Reinvested capital gains	21,700	1,698,207	-	-	4,331	43,134	30,274	48,675

Net increase (decrease) in contract owners’ equity resulting from operations	$1,090,796	1,841,382	85,420	(280,711)	7,835	238,274	50,715	(19,647)

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	SBLP	SBLQ	SBLV	SBLX	SBLY	ACEG	AVIE	IVHS
Reinvested dividends	$29,021	7,603	26,472	10,364	4,775	1,298	31,111	1,314
Mortality and expense risk charges (note 2)	(4,554)	(8,863)	(27,815)	(9,810)	(4,669)	(22,667)	(16,646)	(5,382)

Net investment income (loss)	24,467	(1,260)	(1,343)	554	106	(21,369)	14,465	(4,068)

Realized gain (loss) on investments	(20,015)	(64,282)	(152,777)	584	8,811	109,157	12,950	(12,117)
Change in unrealized gain (loss) on investments	5,583	(29,053)	112,843	224,957	97,024	420,185	104,880	52,583

Net gain (loss) on investments	(14,432)	(93,335)	(39,934)	225,541	105,835	529,342	117,830	40,466

Reinvested capital gains	-	55,034	83,888	-	16,361	135,402	29,973	10,000

Net increase (decrease) in contract owners’ equity resulting from operations	$10,035	(39,561)	42,611	226,095	122,302	643,375	162,268	46,398

Investment Activity:	IVRE	JAIG	GBF	HIBF	NVIX	NVMLG1	NVMMG1	NVMMV2
Reinvested dividends	$23,763	60,011	225,207	59,059	55	-	-	350,774
Mortality and expense risk charges (note 2)	(6,210)	(55,949)	(143,236)	(13,359)	(12)	(2,658)	(98,537)	(214,008)

Net investment income (loss)	17,553	4,062	81,971	45,700	43	(2,658)	(98,537)	136,766

Realized gain (loss) on investments	(30,065)	(173,175)	17,210	(1,895)	1	2,353	28,459	(921,788)
Change in unrealized gain (loss) on investments	(100,509)	839,886	423,082	12,124	269	(36,651)	2,952,939	70,285

Net gain (loss) on investments	(130,574)	666,711	440,292	10,229	270	(34,298)	2,981,398	(851,503)

Reinvested capital gains	13,273	-	-	-	64	92,668	1,098,838	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(99,748)	670,773	522,263	55,929	377	55,712	3,981,699	(714,737)

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVNMO1	NVNSR1	NVOLG1	SAM	TRF	AMCG	PMVRRA	PMVTRA
Reinvested dividends	$974	863	76,156	9,346	724,424	-	17,129	50,437
Mortality and expense risk charges (note 2)	(3,188)	(1,311)	(75,933)	(67,579)	(829,225)	(116,825)	(15,237)	(29,866)

Net investment income (loss)	(2,214)	(448)	223	(58,233)	(104,801)	(116,825)	1,892	20,571

Realized gain (loss) on investments	2,375	(1,178)	(211,588)	-	3,457,987	233,435	(2,659)	11,183
Change in unrealized gain (loss) on investments	6,103	7,886	515,471	-	(2,672,260)	2,592,636	117,947	110,487

Net gain (loss) on investments	8,478	6,708	303,883	-	785,727	2,826,071	115,288	121,670

Reinvested capital gains	20,788	7,200	595,437	-	4,683,324	462,418	-	26,970

Net increase (decrease) in contract owners’ equity resulting from operations	$27,052	13,460	899,543	(58,233)	5,364,250	3,171,664	117,180	169,211

Investment Activity:	ROCMC	DQBP
Reinvested dividends	$-	18,275
Mortality and expense risk charges (note 2)	(8,010)	(12,329)

Net investment income (loss)	(8,010)	5,946

Realized gain (loss) on investments	(34,902)	76,632
Change in unrealized gain (loss) on investments	166,221	(29,749)

Net gain (loss) on investments	131,319	46,883

Reinvested capital gains	10,270	-

Net increase (decrease) in contract owners’ equity resulting from operations	$133,579	52,829

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ACVB		ACVCA		ACVIG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$418,817	637,605	(3,368)	9,590	(72,669)	(67,791)	17,668	22,462
Realized gain (loss) on investments	6,933,423	7,588,868	83,933	43,908	92,807	154,127	78,718	167,326
Change in unrealized gain (loss) on investments	17,554,066	35,924,619	159,324	461,144	1,453,831	495,598	13,694	127,431
Reinvested capital gains	13,352,980	24,503,867	112,234	81,183	596,143	862,938	134,684	239,872

Net increase (decrease) in contract owners’ equity resulting from operations	38,259,286	68,654,959	352,123	595,825	2,070,112	1,444,872	244,764	557,091

Equity transactions:
Purchase payments received from contract owners (note 4)	2,494,240	3,687,063	16,550	78,081	11,165	7,724	31,632	23,769
Transfers between funds	(3,650,752)	(1,961,134)	37,872	(19,453)	(68,403)	(4,240)	(132,675)	(37,247)
Redemptions (notes 2, 3, and 4)	(25,022,876)	(33,839,213)	(397,375)	(474,642)	(339,822)	(417,039)	(246,454)	(324,718)
Adjustments to maintain reserves	(5,240)	1,522	(767)	453	(150)	(20)	(295)	478

Net equity transactions	(26,184,628)	(32,111,762)	(343,720)	(415,561)	(397,210)	(413,575)	(347,792)	(337,718)

Net change in contract owners’ equity	12,074,658	36,543,197	8,403	180,264	1,672,902	1,031,297	(103,028)	219,373
Contract owners’ equity at beginning of period	327,953,951	291,410,754	3,491,750	3,311,486	5,378,758	4,347,461	2,864,828	2,645,455

Contract owners’ equity at end of period	$340,028,609	327,953,951	3,500,153	3,491,750	7,051,660	5,378,758	2,761,800	2,864,828

CHANGE IN UNITS:
Beginning units	6,991,304	7,670,113	149,353	167,582	73,307	79,271	87,369	98,711
Units purchased	389,431	301,544	3,632	6,412	133	181	1,289	3,096
Units redeemed	(984,964)	(980,353)	(18,159)	(24,641)	(5,078)	(6,145)	(12,323)	(14,438)

Ending units	6,395,771	6,991,304	134,826	149,353	68,362	73,307	76,335	87,369

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DCAP		DSC		DSIF		DSRG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(25,562)	(5,552)	(171,199)	(396,395)	133,749	192,271	(27,425)	35,671
Realized gain (loss) on investments	19,310	161,772	93,628	(289,440)	2,515,571	1,656,493	631,764	739,958
Change in unrealized gain (loss) on investments	696,192	777,011	5,423,288	833,218	1,522,857	6,784,688	2,868,034	3,179,438
Reinvested capital gains	443,892	616,406	-	5,545,688	2,670,253	2,155,863	207,545	526,870

Net increase (decrease) in contract owners’ equity resulting from operations	1,133,832	1,549,637	5,345,717	5,693,071	6,842,430	10,789,315	3,679,918	4,481,937

Equity transactions:
Purchase payments received from contract owners (note 4)	42,253	54,889	274,051	263,245	469,016	427,222	116,437	103,262
Transfers between funds	(98,313)	(20,606)	(398,819)	(501,751)	(1,025,126)	(825,282)	(180,961)	(173,798)
Redemptions (notes 2, 3, and 4)	(345,657)	(940,405)	(1,952,646)	(2,167,548)	(3,302,634)	(3,206,216)	(1,201,565)	(1,392,873)
Adjustments to maintain reserves	(427)	500	(1,030)	1,268	2,069	(695)	163	(1,009)

Net equity transactions	(402,144)	(905,622)	(2,078,444)	(2,404,786)	(3,856,675)	(3,604,971)	(1,265,926)	(1,464,418)

Net change in contract owners’ equity	731,688	644,015	3,267,273	3,288,285	2,985,755	7,184,344	2,413,992	3,017,519
Contract owners’ equity at beginning of period	5,449,229	4,805,214	32,187,477	28,899,192	44,897,559	37,713,215	17,282,473	14,264,954

Contract owners’ equity at end of period	$6,180,917	5,449,229	35,454,750	32,187,477	47,883,314	44,897,559	19,696,465	17,282,473

CHANGE IN UNITS:
Beginning units	147,396	174,608	733,870	791,977	571,578	621,613	308,835	338,032
Units purchased	1,421	4,226	3,275	1,945	8,321	4,313	3,708	2,664
Units redeemed	(11,860)	(31,438)	(54,009)	(60,052)	(56,582)	(54,348)	(25,297)	(31,861)

Ending units	136,957	147,396	683,136	733,870	523,317	571,578	287,246	308,835

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FC2		FEIP		FHIP		TIF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(48,865)	(42,824)	197,927	278,442	285,388	318,828	182,984	70,356
Realized gain (loss) on investments	110,068	221,942	1,144,106	(226,731)	14,049	242,717	(224,719)	(291,377)
Change in unrealized gain (loss) on investments	1,007,893	381,932	(1,198,858)	6,374,790	(214,017)	491,820	(238,976)	1,150,825
Reinvested capital gains	21,700	492,808	1,698,207	2,557,206	-	-	-	97,418

Net increase (decrease) in contract owners’ equity resulting from operations	1,090,796	1,053,858	1,841,382	8,983,707	85,420	1,053,365	(280,711)	1,027,222

Equity transactions:
Purchase payments received from contract owners (note 4)	29,103	43,340	265,469	449,523	57,565	143,903	138,201	120,356
Transfers between funds	(47,483)	(18,922)	(452,784)	(674,013)	(107,663)	4,146	(41,484)	(184,160)
Redemptions (notes 2, 3, and 4)	(534,450)	(830,047)	(2,400,009)	(3,968,815)	(566,126)	(742,018)	(538,007)	(1,001,991)
Adjustments to maintain reserves	723	31	2,127	3,589	(645)	1,386	(1,861)	2,678

Net equity transactions	(552,107)	(805,598)	(2,585,197)	(4,189,716)	(616,869)	(592,583)	(443,151)	(1,063,117)

Net change in contract owners’ equity	538,689	248,260	(743,815)	4,793,991	(531,449)	460,782	(723,862)	(35,895)
Contract owners’ equity at beginning of period	4,056,322	3,808,062	40,997,138	36,203,147	8,353,247	7,892,465	9,529,178	9,565,073

Contract owners’ equity at end of period	$4,595,011	4,056,322	40,253,323	40,997,138	7,821,798	8,353,247	8,805,316	9,529,178

CHANGE IN UNITS:
Beginning units	154,289	187,680	657,213	730,041	292,994	314,566	311,615	348,454
Units purchased	10,965	5,671	5,356	6,388	3,404	5,491	6,906	2,681
Units redeemed	(29,308)	(39,062)	(49,878)	(79,216)	(25,841)	(27,063)	(24,029)	(39,520)

Ending units	135,946	154,289	612,691	657,213	270,557	292,994	294,492	311,615

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SBLD		SBLJ		SBLN		SBLO
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$7,513	7,908	1,185	(3,783)	1,489	2,125	5,449	2,371
Realized gain (loss) on investments	7,672	12,484	24,730	28,801	31,114	17,295	(24,024)	22,631
Change in unrealized gain (loss) on investments	(11,681)	43,851	169,225	129,665	(12,162)	70,752	(49,747)	100,560
Reinvested capital gains	4,331	28,773	43,134	87,061	30,274	4,422	48,675	82,862

Net increase (decrease) in contract owners’ equity resulting from operations	7,835	93,016	238,274	241,744	50,715	94,594	(19,647)	208,424

Equity transactions:
Purchase payments received from contract owners (note 4)	3,305	5,524	12,760	20,081	9,207	11,136	9,402	8,862
Transfers between funds	(115,514)	(23,098)	(133,848)	1,998	(47,404)	23,129	(131,302)	18,730
Redemptions (notes 2, 3, and 4)	(30,708)	(85,187)	(85,972)	(129,533)	(130,646)	(61,996)	(76,541)	(70,879)
Adjustments to maintain reserves	4	(106)	153	(245)	95	(83)	366	(578)

Net equity transactions	(142,913)	(102,867)	(206,907)	(107,699)	(168,748)	(27,814)	(198,075)	(43,865)

Net change in contract owners’ equity	(135,078)	(9,851)	31,367	134,045	(118,033)	66,780	(217,722)	164,559
Contract owners’ equity at beginning of period	495,007	504,858	936,882	802,837	581,294	514,514	1,118,393	953,834

Contract owners’ equity at end of period	$359,929	495,007	968,249	936,882	463,261	581,294	900,671	1,118,393

CHANGE IN UNITS:
Beginning units	31,489	38,480	41,236	46,273	30,010	31,488	50,606	52,698
Units purchased	765	880	2,677	3,937	561	1,959	2,202	1,598
Units redeemed	(10,506)	(7,871)	(11,235)	(8,974)	(9,054)	(3,437)	(12,292)	(3,690)

Ending units	21,748	31,489	32,678	41,236	21,517	30,010	40,516	50,606

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SBLP		SBLQ		SBLV		SBLX
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$24,467	60,099	(1,260)	(4,297)	(1,343)	(9,274)	554	(5,500)
Realized gain (loss) on investments	(20,015)	(68,833)	(64,282)	(55,785)	(152,777)	116,234	584	12,808
Change in unrealized gain (loss) on investments	5,583	91,258	(29,053)	183,069	112,843	198,710	224,957	81,270
Reinvested capital gains	-	-	55,034	58,121	83,888	280,670	-	95,665

Net increase (decrease) in contract owners’ equity resulting from operations	10,035	82,524	(39,561)	181,108	42,611	586,340	226,095	184,243

Equity transactions:
Purchase payments received from contract owners (note 4)	2,130	13,964	8,804	13,804	22,438	30,924	11,393	16,562
Transfers between funds	(77,998)	(515,310)	(53,401)	9,465	(45,463)	12,695	(66,404)	(23,332)
Redemptions (notes 2, 3, and 4)	(19,763)	(75,119)	(50,348)	(245,744)	(128,229)	(548,247)	(62,400)	(116,560)
Adjustments to maintain reserves	22	21	103	47	(109)	(655)	(34)	(188)

Net equity transactions	(95,609)	(576,444)	(94,842)	(222,428)	(151,363)	(505,283)	(117,445)	(123,518)

Net change in contract owners’ equity	(85,574)	(493,920)	(134,403)	(41,320)	(108,752)	81,057	108,650	60,725
Contract owners’ equity at beginning of period	414,672	908,592	907,160	948,480	2,612,954	2,531,897	855,246	794,521

Contract owners’ equity at end of period	$329,098	414,672	772,757	907,160	2,504,202	2,612,954	963,896	855,246

CHANGE IN UNITS:
Beginning units	20,081	48,510	38,488	48,688	108,327	131,254	38,629	44,511
Units purchased	942	2,017	2,523	2,271	16,611	5,171	1,790	3,967
Units redeemed	(5,593)	(30,446)	(7,472)	(12,471)	(24,089)	(28,098)	(6,962)	(9,849)

Ending units	15,430	20,081	33,539	38,488	100,849	108,327	33,457	38,629

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SBLY		ACEG		AVIE		IVHS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$106	2,624	(21,369)	(19,669)	14,465	4,035	(4,068)	(5,320)
Realized gain (loss) on investments	8,811	6,880	109,157	88,688	12,950	18,944	(12,117)	(19,304)
Change in unrealized gain (loss) on investments	97,024	36,338	420,185	173,905	104,880	236,728	52,583	134,796
Reinvested capital gains	16,361	26,799	135,402	218,959	29,973	93,231	10,000	10,419

Net increase (decrease) in contract owners’ equity resulting from operations	122,302	72,641	643,375	461,883	162,268	352,938	46,398	120,591

Equity transactions:
Purchase payments received from contract owners (note 4)	1,652	1,151	14,408	13,945	22,613	25,010	2,609	4,059
Transfers between funds	53,429	78,263	(82,690)	(32,113)	(4,507)	(19,382)	5,931	(9,473)
Redemptions (notes 2, 3, and 4)	(22,158)	(36,629)	(74,813)	(155,732)	(197,016)	(217,127)	(66,961)	(48,808)
Adjustments to maintain reserves	(7)	83	49	221	65	18	(2)	33

Net equity transactions	32,916	42,868	(143,046)	(173,679)	(178,845)	(211,481)	(58,423)	(54,189)

Net change in contract owners’ equity	155,218	115,509	500,329	288,204	(16,577)	141,457	(12,025)	66,402
Contract owners’ equity at beginning of period	323,458	207,949	1,678,044	1,389,840	1,523,950	1,382,493	486,558	420,156

Contract owners’ equity at end of period	$478,676	323,458	2,178,373	1,678,044	1,507,373	1,523,950	474,533	486,558

CHANGE IN UNITS:
Beginning units	12,795	10,876	64,801	72,473	56,779	65,366	16,912	19,098
Units purchased	3,817	3,909	1,889	768	2,896	1,511	3,151	1,056
Units redeemed	(2,697)	(1,990)	(6,826)	(8,440)	(9,761)	(10,098)	(5,462)	(3,242)

Ending units	13,915	12,795	59,864	64,801	49,914	56,779	14,601	16,912

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IVRE		JAIG		GBF		HIBF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$17,553	22,400	4,062	29,809	81,971	113,142	45,700	48,806
Realized gain (loss) on investments	(30,065)	14,118	(173,175)	(539,367)	17,210	(104,262)	(1,895)	(6,514)
Change in unrealized gain (loss) on investments	(100,509)	103,584	839,886	1,567,590	423,082	553,142	12,124	38,259
Reinvested capital gains	13,273	808	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(99,748)	140,910	670,773	1,058,032	522,263	562,022	55,929	80,551

Equity transactions:
Purchase payments received from contract owners (note 4)	5,648	9,316	41,748	60,702	51,176	70,139	16,806	7,664
Transfers between funds	(42,130)	5,225	(128,596)	(64,112)	(37,834)	(161,921)	106,327	467,397
Redemptions (notes 2, 3, and 4)	(117,489)	(121,107)	(249,407)	(605,312)	(964,471)	(1,076,983)	(73,339)	(53,053)
Adjustments to maintain reserves	(3)	(192)	2	(809)	(1,531)	251	251	(42)

Net equity transactions	(153,974)	(106,758)	(336,253)	(609,531)	(952,660)	(1,168,514)	50,045	421,966

Net change in contract owners’ equity	(253,722)	34,152	334,520	448,501	(430,397)	(606,492)	105,974	502,517
Contract owners’ equity at beginning of period	713,558	679,406	4,904,601	4,456,100	11,184,560	11,791,052	1,041,284	538,767

Contract owners’ equity at end of period	$459,836	713,558	5,239,121	4,904,601	10,754,163	11,184,560	1,147,258	1,041,284

CHANGE IN UNITS:
Beginning units	44,074	50,930	157,704	179,609	190,244	210,341	39,145	22,936
Units purchased	3,252	2,059	3,778	5,348	8,744	7,171	5,364	20,177
Units redeemed	(14,504)	(8,915)	(14,727)	(27,253)	(24,277)	(27,268)	(3,300)	(3,968)

Ending units	32,822	44,074	146,755	157,704	174,711	190,244	41,209	39,145

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVIX		NVMLG1		NVMMG1		NVMMV2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$43	-	(2,658)	4,821	(98,537)	(86,551)	136,766	195,779
Realized gain (loss) on investments	1	-	2,353	(2,160)	28,459	155,857	(921,788)	(243,710)
Change in unrealized gain (loss) on investments	269	-	(36,651)	16,293	2,952,939	141,456	70,285	475,366
Reinvested capital gains	64	-	92,668	25,089	1,098,838	1,754,002	-	3,573,677

Net increase (decrease) in contract owners’ equity resulting from operations	377	-	55,712	44,043	3,981,699	1,964,764	(714,737)	4,001,112

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	1,992	1,927	75,077	50,970	170,470	145,150
Transfers between funds	2,119	-	(15,472)	4,823	(205,149)	(15,790)	(337,270)	(296,346)
Redemptions (notes 2, 3, and 4)	(2)	-	(1,516)	(21,207)	(529,473)	(409,945)	(1,089,785)	(1,331,149)
Adjustments to maintain reserves	4	-	53	(40)	(4,868)	(2,012)	5,106	(10,479)

Net equity transactions	2,121	-	(14,943)	(14,497)	(664,413)	(376,777)	(1,251,479)	(1,492,824)

Net change in contract owners’ equity	2,498	-	40,769	29,546	3,317,286	1,587,987	(1,966,216)	2,508,288
Contract owners’ equity at beginning of period	-	-	186,726	157,180	7,182,273	5,594,286	20,916,621	18,408,333

Contract owners’ equity at end of period	$2,498	-	227,495	186,726	10,499,559	7,182,273	18,950,405	20,916,621

CHANGE IN UNITS:
Beginning units	-	-	7,790	8,446	299,386	315,883	915,787	984,931
Units purchased	188	-	3,844	365	3,481	5,224	13,251	2,955
Units redeemed	-	-	(4,243)	(1,021)	(27,288)	(21,721)	(78,861)	(72,099)

Ending units	188	-	7,391	7,790	275,579	299,386	850,177	915,787

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVNMO1		NVNSR1		NVOLG1		SAM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(2,214)	(1,647)	(448)	(516)	223	24,038	(58,233)	17,157
Realized gain (loss) on investments	2,375	4,082	(1,178)	(1,000)	(211,588)	(45,424)	-	-
Change in unrealized gain (loss) on investments	6,103	38,298	7,886	13,468	515,471	223,433	-	-
Reinvested capital gains	20,788	21,768	7,200	11,140	595,437	1,459,499	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	27,052	62,501	13,460	23,092	899,543	1,661,546	(58,233)	17,157

Equity transactions:
Purchase payments received from contract owners (note 4)	3,712	3,569	863	5,308	29,931	32,862	46,659	832,301
Transfers between funds	(33,944)	(10,415)	5,633	331	(35,492)	100,693	4,349,948	2,058,480
Redemptions (notes 2, 3, and 4)	(27,499)	(9,868)	(6,874)	(18,973)	(622,613)	(380,782)	(2,174,721)	(2,614,195)
Adjustments to maintain reserves	72	51	(29)	26	39	(45)	(1,676)	378

Net equity transactions	(57,659)	(16,663)	(407)	(13,308)	(628,135)	(247,272)	2,220,210	276,964

Net change in contract owners’ equity	(30,607)	45,838	13,053	9,784	271,408	1,414,274	2,161,977	294,121
Contract owners’ equity at beginning of period	289,576	243,738	108,545	98,761	6,170,051	4,755,777	3,841,886	3,547,765

Contract owners’ equity at end of period	$258,969	289,576	121,598	108,545	6,441,459	6,170,051	6,003,863	3,841,886

CHANGE IN UNITS:
Beginning units	13,576	14,448	4,916	5,564	153,566	160,774	159,941	148,796
Units purchased	235	164	441	290	13,301	16,306	202,258	125,718
Units redeemed	(2,980)	(1,036)	(434)	(938)	(30,252)	(23,514)	(106,891)	(114,573)

Ending units	10,831	13,576	4,923	4,916	136,615	153,566	255,308	159,941

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	TRF		AMCG		PMVRRA		PMVTRA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(104,801)	(124,965)	(116,825)	(109,297)	1,892	4,794	20,571	40,875
Realized gain (loss) on investments	3,457,987	5,470,935	233,435	156,909	(2,659)	(9,619)	11,183	(6,883)
Change in unrealized gain (loss) on investments	(2,672,260)	8,158,811	2,592,636	1,579,353	117,947	86,885	110,487	121,598
Reinvested capital gains	4,683,324	2,836,120	462,418	594,559	-	-	26,970	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,364,250	16,340,901	3,171,664	2,221,524	117,180	82,060	169,211	155,590

Equity transactions:
Purchase payments received from contract owners (note 4)	309,317	447,012	44,288	63,173	9,287	14,399	17,519	28,109
Transfers between funds	(885,694)	(1,331,816)	(129,100)	(69,822)	8,733	86,440	42,509	271,923
Redemptions (notes 2, 3, and 4)	(5,191,789)	(8,340,569)	(643,583)	(724,039)	(85,519)	(154,384)	(273,898)	(293,397)
Adjustments to maintain reserves	(2,435)	5,362	(873)	480	343	517	136	447

Net equity transactions	(5,770,601)	(9,220,011)	(729,268)	(730,208)	(67,156)	(53,028)	(213,734)	7,082

Net change in contract owners’ equity	(406,351)	7,120,890	2,442,396	1,491,316	50,024	29,032	(44,523)	162,672
Contract owners’ equity at beginning of period	68,734,028	61,613,138	8,817,720	7,326,404	1,226,069	1,197,037	2,395,271	2,232,599

Contract owners’ equity at end of period	$68,327,677	68,734,028	11,260,116	8,817,720	1,276,093	1,226,069	2,350,748	2,395,271

CHANGE IN UNITS:
Beginning units	281,384	322,280	305,431	334,578	85,145	88,999	144,291	143,853
Units purchased	1,001	1,919	1,888	2,580	8,198	9,131	21,836	21,721
Units redeemed	(25,583)	(42,815)	(23,396)	(31,727)	(12,984)	(12,985)	(34,065)	(21,283)

Ending units	256,802	281,384	283,923	305,431	80,359	85,145	132,062	144,291

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ROCMC		DQBP
	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,010)	(9,122)	5,946	21,705
Realized gain (loss) on investments	(34,902)	(29,730)	76,632	14,098
Change in unrealized gain (loss) on investments	166,221	91,876	(29,749)	176,410
Reinvested capital gains	10,270	63,971	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	133,579	116,995	52,829	212,213

Equity transactions:
Purchase payments received from contract owners (note 4)	10,878	12,797	86,706	21,329
Transfers between funds	(12,844)	7,802	(3,087,486)	(80,272)
Redemptions (notes 2, 3, and 4)	(40,985)	(129,297)	(159,613)	(297,080)
Adjustments to maintain reserves	(207)	(298)	(236)	700

Net equity transactions	(43,158)	(108,996)	(3,160,629)	(355,323)

Net change in contract owners’ equity	90,421	7,999	(3,107,800)	(143,110)
Contract owners’ equity at beginning of period	711,805	703,806	3,107,800	3,250,910

Contract owners’ equity at end of period	$802,226	711,805	-	3,107,800

CHANGE IN UNITS:
Beginning units	47,933	55,902	143,019	159,593
Units purchased	4,899	5,545	5,238	2,759
Units redeemed	(8,609)	(13,514)	(148,257)	(19,333)

Ending units	44,223	47,933	-	143,019

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Multi-Flex Variable Account (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)

Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)

Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)

Guggenheim Variable Funds Trust - Series O (All Cap Value Series) (SBLO)

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)

Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) (SBLV)

Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)

Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)*

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

*	At December 31, 2020, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)	7/31/2020
BNY Mellon Variable Investment Fund - Quality Bond Portfolio: Initial Shares (DQBP)		12/23/2020

There were no subaccount mergers for the one-year period ended December 31, 2020.

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ACVIG	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I	9/25/2020
JAIG	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares	Janus Henderson VIT Overseas Portfolio: Institutional Shares	5/1/2020
NVMLG1	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I	1/21/2020
NVMMG1	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	1/21/2020
NVNSR1	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I	5/1/2020
NVOLG1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	5/1/2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. The maximum variable account charge for contracts offered through the Separate Account is 1.30%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.30% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $67,135 and $431,916, respectively, and total transfers from the Separate Account to the fixed account were $1,465,006 and $821,351, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$340,057,919	$-	$-	$340,057,919

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ACVB	$227,971	$462,057
ACVCA	601,494	475,328
ACVIG	213,102	408,248
DCAP	518,635	502,022
DSC	239,670	2,488,280
DSIF	3,876,645	4,934,375
DSRG	560,990	1,646,958
FC2	295,861	875,854
FEIP	2,578,488	3,273,371
FHIP	440,538	771,375
TIF	427,224	685,530
SBLD	24,787	155,859
SBLJ	108,750	271,491
SBLN	45,975	183,055
SBLO	100,936	245,253
SBLP	45,726	116,891
SBLQ	103,101	144,272
SBLV	433,767	502,476
SBLX	42,747	159,604
SBLY	131,235	81,846
ACEG	186,398	215,476
AVIE	126,363	260,834
IVHS	96,449	148,937
IVRE	75,164	198,310
JAIG	143,256	475,449
GBF	692,753	1,563,470
HIBF	189,361	93,868
NVIX	2,238	14
NVMLG1	178,849	103,836
NVMMG1	1,175,153	834,394
NVMMV2	523,279	1,643,098
NVNMO1	25,459	64,615
NVNSR1	16,340	9,965
NVOLG1	1,201,197	1,233,709
SAM	4,276,963	2,113,309
TRF	5,533,419	6,727,119
AMCG	502,041	885,232
PMVRRA	134,345	199,952
PMVTRA	435,357	601,687
ROCMC	73,563	114,254
DQBP	131,197	3,285,652

	$26,736,786	$39,157,325

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2020	1.30%	134,826			$25.96	$3,500,153	1.13%	11.06%
2019	1.30%	149,353			23.38	3,491,750	1.54%	18.29%
2018	1.30%	167,582			19.76	3,311,486	0.00%	-5.09%
2017	1.30%	201,207			20.82	4,189,185	1.54%	12.43%
2016	1.30%	215,469			18.52	3,990,372	1.60%	5.61%
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
2020	1.30%	68,362			103.02	7,042,763	0.00%	40.61%
2019	1.30%	73,307			73.27	5,371,212	0.00%	33.80%
2018	1.30%	79,271			54.76	4,340,879	0.00%	-6.44%
2017	1.30%	85,208			58.53	4,986,959	0.00%	20.21%
2016	1.30%	92,954			48.69	4,525,555	0.00%	1.89%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2020	1.30%	76,335			36.18	2,761,800	1.97%	10.36%
2019	1.30%	87,369			32.79	2,864,828	2.06%	22.34%
2018	1.30%	98,711			26.80	2,645,455	0.00%	-8.09%
2017	1.30%	109,817			29.16	3,202,262	2.36%	18.92%
2016	1.30%	121,924			24.52	2,989,601	2.37%	12.01%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	1.30%	136,957			45.13	6,164,601	0.79%	22.08%
2019	1.30%	147,396			36.97	5,434,629	1.15%	34.33%
2018	1.30%	174,608			27.52	4,805,214	0.00%	-8.07%
2017	1.30%	193,154			29.94	5,783,028	1.34%	25.68%
2016	1.30%	209,410			23.82	4,988,146	1.64%	6.51%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2020	1.30%	683,136			51.90	35,333,268	0.67%	18.33%
2019	1.30%	733,870			43.86	32,077,083	0.00%	20.20%
2018	1.30%	791,977			36.49	28,899,192	0.00%	-20.14%
2017	1.30%	882,455			45.69	40,319,352	0.00%	23.06%
2016	1.30%	952,264			37.13	35,357,507	0.00%	15.55%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2020	1.30%	523,317	91.49	to	91.50	47,613,308	1.59%	16.47%
2019	1.30%	571,578			78.55	44,648,077	1.71%	29.48%
2018	1.30%	621,613			60.67	37,713,215	0.00%	-5.88%
2017	1.30%	700,033			64.46	45,124,143	1.70%	19.96%
2016	1.30%	761,840			53.73	40,933,862	2.00%	10.26%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2020	1.30%	287,246			68.57	19,676,978	1.07%	22.53%
2019	1.30%	308,835			55.96	17,265,183	1.48%	32.61%
2018	1.30%	338,032			42.20	14,264,954	0.00%	-5.65%
2017	1.30%	375,008			44.73	16,774,104	1.15%	13.84%
2016	1.30%	411,240			39.29	16,157,626	1.29%	8.94%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2020	1.30%	135,946	33.80	to	33.91	4,595,011	0.09%	28.54%
2019	1.30%	154,289	26.29	to	26.38	4,056,322	0.21%	29.57%
2018	1.30%	187,680	20.29	to	20.36	3,808,062	0.00%	-7.86%
2017	1.30%	216,597	22.02	to	22.10	4,769,505	0.78%	20.01%
2016	1.30%	226,149	18.35	to	18.41	4,149,879	0.59%	6.33%

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2020	1.30%	612,691	65.69	to	65.70	40,140,998	1.82%	5.31%
2019	1.30%	657,213			62.38	40,882,738	1.97%	25.79%
2018	1.30%	730,041			49.59	36,203,147	0.00%	-9.49%
2017	1.30%	818,433			54.80	44,849,596	1.68%	11.43%
2016	1.30%	900,649			49.17	44,285,387	2.26%	16.49%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2020	1.30%	270,557			28.91	7,811,004	4.91%	1.41%
2019	1.30%	292,994			28.51	8,341,785	5.13%	13.61%
2018	1.30%	314,566			25.09	7,892,465	0.00%	-4.55%
2017	1.30%	343,606			26.29	9,033,413	5.25%	5.55%
2016	1.30%	369,751			24.91	9,210,470	5.18%	13.12%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
2020	1.30%	294,492			29.90	8,796,160	3.37%	-0.02%
2019	1.30%	311,615			30.58	9,518,928	2.00%	11.37%
2018	1.30%	348,454			27.45	9,565,073	0.00%	-16.38%
2017	1.30%	398,031			32.83	13,067,393	2.79%	15.50%
2016	1.30%	440,355			28.42	12,514,874	2.18%	6.10%
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
2020	1.30%	21,748			16.55	357,414	0.00%	0.05%
2019	1.30%	31,489			15.72	492,394	2.78%	0.20%
2018	1.30%	38,480			13.12	504,858	0.00%	-9.33%
2017	1.30%	42,324			14.47	612,428	2.85%	13.49%
2016	1.30%	60,520			12.75	771,630	3.04%	8.97%
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
2020	1.30%	32,678			29.63	968,249	0.00%	0.30%
2019	1.30%	41,236			22.72	936,882	0.85%	0.31%
2018	1.30%	46,273			17.35	802,837	0.00%	-8.30%
2017	1.30%	56,140			18.92	1,062,169	0.78%	23.02%
2016	1.30%	26,314			15.38	404,709	0.71%	7.25%
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)
2020	1.30%	21,517			21.53	463,261	0.00%	0.11%
2019	1.30%	30,010			19.37	581,294	1.64%	0.19%
2018	1.30%	31,488			16.34	514,514	0.00%	-6.95%
2017	1.30%	25,336			17.56	444,900	1.54%	12.85%
2016	1.30%	28,506			15.56	443,553	1.19%	6.65%
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) (SBLO)
2020	1.30%	40,516			22.23	900,671	0.00%	0.01%
2019	1.30%	50,606			22.10	1,118,393	1.48%	0.22%
2018	1.30%	52,698			18.10	953,834	0.00%	-11.79%
2017	1.30%	54,707			20.52	1,122,588	0.96%	13.31%
2016	1.30%	48,900			18.11	885,579	1.51%	21.14%
Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)
2020	1.30%	15,430			21.33	329,098	7.07%	3.28%
2019	1.30%	20,081			20.65	414,672	8.02%	10.26%
2018	1.30%	48,510			18.73	908,592	0.00%	-5.36%
2017	1.30%	49,408			19.79	977,784	4.03%	4.82%
2016	1.30%	22,810			18.88	430,653	8.34%	16.04%
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)
2020	1.30%	33,539	23.04	to	23.15	772,757	1.14%	-0.02%
2019	1.30%	38,488	23.57	to	23.68	907,160	0.81%	20.98%
2018	1.30%	48,688	19.48	to	19.57	948,480	0.00%	-13.81%
2017	1.30%	53,799	22.60	to	22.71	1,215,902	0.38%	2.35%
2016	1.30%	62,001	22.09	to	22.19	1,369,621	0.12%	24.96%

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) (SBLV)
2020	1.30%	100,849	24.83	to	24.91	2,500,202	1.17%	2.95%
2019	1.30%	108,327	24.12	to	24.20	2,608,704	0.90%	25.05%
2018	1.30%	131,254	19.29	to	19.35	2,531,897	0.00%	-14.11%
2017	1.30%	142,833	22.53	to	22.46	3,208,015	0.66%	12.23%
2016	1.30%	152,947	20.01	to	20.07	3,060,477	0.95%	25.11%
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
2020	1.30%	33,457			28.81	963,896	0.00%	0.30%
2019	1.30%	38,629			22.14	855,246	0.64%	0.24%
2018	1.30%	44,511			17.85	794,521	0.00%	-11.50%
2017	1.30%	52,138			20.17	1,051,623	0.72%	20.85%
2016	1.30%	40,347			16.69	673,391	0.37%	11.94%
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
2020	1.30%	13,915			34.40	478,676	0.00%	0.36%
2019	1.30%	12,795			25.28	323,458	2.16%	0.32%
2018	1.30%	10,876			19.12	207,949	0.00%	-4.92%
2017	1.30%	6,731			20.11	135,360	0.89%	28.42%
2016	1.30%	8,550			15.66	133,893	0.59%	7.33%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2020	1.30%	59,864	33.94	to	36.48	2,169,795	0.07%	40.50%
2019	1.30%	64,801	24.15	to	25.96	1,671,606	0.00%	34.98%
2018	1.30%	72,473	17.89	to	19.23	1,389,840	0.00%	-4.88%
2017	1.30%	83,531	18.81	to	20.22	1,684,892	0.08%	25.69%
2016	1.30%	88,634	14.97	to	16.09	1,422,726	0.00%	0.94%
Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)
2020	1.30%	49,914			30.20	1,507,373	2.27%	12.51%
2019	1.30%	56,779			26.84	1,523,950	1.52%	26.90%
2018	1.30%	65,366			21.15	1,382,493	0.00%	-16.09%
2017	1.30%	68,677			25.21	1,731,371	1.41%	21.41%
2016	1.30%	68,125			20.76	1,414,294	1.33%	-1.74%
Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)
2020	1.30%	14,601			32.50	474,533	0.00%	0.13%
2019	1.30%	16,912			28.77	486,558	0.04%	0.31%
2018	1.30%	19,098			22.00	420,156	0.00%	-0.41%
2017	1.30%	21,978			22.09	485,494	0.37%	14.34%
2016	1.30%	21,649			19.32	418,259	0.00%	12.62%
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)
2020	1.30%	32,822			14.01	459,836	0.00%	-0.13%
2019	1.30%	44,074			16.19	713,558	4.32%	0.21%
2018	1.30%	50,930			13.34	679,406	0.00%	-7.36%
2017	1.30%	65,179			14.40	938,578	2.97%	11.63%
2016	1.30%	83,147			12.90	1,072,596	1.55%	-0.70%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)
2020	1.30%	146,755			35.70	5,213,857	1.36%	14.78%
2019	1.30%	157,704			31.10	4,880,724	1.89%	25.37%
2018	1.30%	179,609			24.81	4,456,100	0.00%	-16.06%
2017	1.30%	198,598			29.56	5,870,549	1.66%	29.42%
2016	1.30%	222,673			22.84	5,085,846	4.65%	-7.67%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2020	1.30%	174,711	61.55	to	61.57	10,747,409	2.04%	4.70%
2019	1.30%	190,244	58.78	to	58.81	11,177,130	2.25%	4.89%
2018	1.30%	210,341	56.04	to	56.07	11,789,726	0.00%	-1.35%
2017	1.30%	235,293	56.81	to	56.84	13,368,250	2.01%	0.76%
2016	1.30%	273,509	56.39	to	56.41	15,423,263	1.93%	-0.56%
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2020	1.30%	41,209			27.84	1,147,258	5.34%	4.64%
2019	1.30%	39,145			26.60	1,041,284	9.60%	13.25%
2018	1.30%	22,936			23.49	538,767	0.00%	-4.27%
2017	1.30%	26,203			24.54	643,022	4.21%	5.37%
2016	1.30%	40,623			23.29	946,109	5.90%	12.68%

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2020	1.30%	188			13.29	2,498	2.46%	32.90%	*	***
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2020	1.30%	7,391			30.78	227,495	0.00%	0.28%
2019	1.30%	7,790			23.97	186,726	3.90%	0.29%
2018	1.30%	8,446			18.61	157,180	0.00%	-4.32%
2017	1.30%	11,220			19.45	218,229	0.36%	28.47%
2016	1.30%	11,153			15.14	168,856	0.89%	0.87%
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
2020	1.30%	275,579			38.10	10,447,687	0.00%	58.81%
2019	1.30%	299,386			23.99	7,147,731	0.00%	35.47%
2018	1.30%	315,883			17.71	5,594,286	0.00%	-8.07%
2017	1.30%	358,660			19.26	6,907,807	0.00%	26.08%
2016	1.30%	403,395			15.28	6,163,871	0.00%	5.09%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2020	1.30%	850,177			22.29	18,800,225	2.03%	-0.02%
2019	1.30%	915,787			22.84	20,749,235	2.21%	22.24%
2018	1.30%	984,931			18.69	18,408,333	0.00%	-14.29%
2017	1.30%	1,114,286			21.80	24,291,466	1.10%	12.36%
2016	1.30%	1,225,910			19.40	23,782,727	1.37%	16.07%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2020	1.30%	10,831			23.91	258,969	0.00%	0.12%
2019	1.30%	13,576			21.33	289,576	0.65%	0.26%
2018	1.30%	14,448			16.87	243,738	0.00%	-6.02%
2017	1.30%	17,384			17.95	312,043	0.52%	23.20%
2016	1.30%	19,469			14.57	283,663	0.78%	12.16%
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)
2020	1.30%	4,923			24.70	121,598	0.00%	0.12%
2019	1.30%	4,916			22.08	108,545	0.78%	0.24%
2018	1.30%	5,564			17.75	98,761	0.00%	-7.02%
2017	1.30%	6,308			19.09	120,420	0.50%	17.04%
2016	1.30%	10,792			16.31	176,018	0.94%	8.73%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2020	1.30%	136,615			47.15	6,441,459	1.32%	17.35%
2019	1.30%	153,566			40.18	6,170,051	1.74%	35.83%
2018	1.30%	160,774			29.58	4,755,777	0.00%	-2.56%
2017	1.30%	174,780			30.36	5,306,125	0.47%	25.66%
2016	1.30%	199,043			24.16	4,808,698	1.03%	2.29%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2020	1.30%	255,308	23.21	to	25.22	5,993,799	0.25%	-0.01%
2019	1.30%	159,941	23.46	to	25.49	3,840,639	0.08%	0.46%
2018	1.30%	148,796	23.35	to	25.37	3,547,765	0.00%	0.07%
2017	1.30%	160,578	23.34	to	25.36	3,817,622	0.41%	-0.88%
2016	1.30%	189,818	23.55	to	25.58	4,567,998	0.01%	-1.29%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2020	1.30%	256,802	259.39	to	267.07	68,110,047	1.12%	8.92%
2019	1.30%	281,384	238.14	to	245.20	68,519,291	1.11%	27.63%
2018	1.30%	322,280	186.60	to	192.12	61,517,420	0.00%	-1.31%
2017	1.30%	351,946	189.07	to	194.67	68,089,033	1.00%	18.96%
2016	1.30%	390,949	158.94	to	163.64	63,564,434	1.41%	9.94%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2020	1.30%	283,923	20.42	to	66.08	11,148,060	0.00%	38.16%
2019	1.30%	305,431	14.78	to	47.83	8,729,023	0.00%	31.02%
2018	1.30%	334,578	11.28	to	36.50	7,321,897	0.00%	-7.63%
2017	1.30%	359,530	12.21	to	39.52	8,694,112	0.00%	23.67%
2016	1.30%	382,076	9.87	to	31.96	7,451,634	0.00%	3.04%

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2020	1.30%	80,359	15.86	to	15.88	1,276,093	1.43%	10.26%
2019	1.30%	85,145	14.38	to	14.40	1,226,069	1.66%	7.03%
2018	1.30%	88,999	13.44	to	13.45	1,197,037	0.00%	-3.49%
2017	1.30%	92,908	13.93	to	13.94	1,295,120	2.36%	2.32%
2016	1.30%	129,958	13.61	to	13.62	1,770,016	2.24%	3.82%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2020	1.30%	132,062	17.80	to	17.85	2,350,748	2.11%	7.23%
2019	1.30%	144,291	16.60	to	16.64	2,395,271	3.02%	6.95%
2018	1.30%	143,853			15.52	2,232,599	0.00%	-1.83%
2017	1.30%	149,785			15.81	2,368,101	2.03%	3.60%
2016	1.30%	163,019	15.26	to	15.31	2,487,692	2.09%	1.35%
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2020	1.30%	44,223	18.14	to	18.17	802,226	0.00%	22.18%
2019	1.30%	47,933			14.85	711,805	0.00%	0.18%
2018	1.30%	55,902			12.59	703,806	0.00%	-10.20%
2017	1.30%	56,966			14.02	798,663	0.66%	3.85%
2016	1.30%	61,448			13.50	829,548	0.66%	18.11%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.